Re-domiciliation and Business	9 Months Ended	12 Months Ended
	Mar. 31, 2024	Jun. 30, 2023
Re-domiciliation and Business [Abstract]
Re-domiciliation and Business

Note 1 – Re-domiciliation and Business

Incannex Healthcare Inc. is a corporation formed under the laws of Delaware in July 2023. In November 2023, Incannex Healthcare Inc. acquired all the outstanding ordinary shares of Incannex Healthcare Limited, an Australian corporation (“Incannex Australia”), pursuant to a scheme of arrangement under Australian law (the “re-domiciliation”). As a result of the re-domiciliation, Incannex Australia became a wholly-owned subsidiary of Incannex Healthcare Inc., which is the new ultimate parent company.

Until the re-domiciliation, Incannex Australia’s ordinary shares were listed on the Australian Securities Exchange (“ASX”) and American Depositary Shares (“ADSs”), each representing 25 ordinary shares of Incannex Australia, traded on Nasdaq. Following completion of the re-domiciliation, Incannex Australia’s ordinary shares were delisted from the ASX and Incannex Healthcare Inc. assumed Incannex Australia’s listing on Nasdaq.

Pursuant to the re-domiciliation, holders of Incannex Australia’s ordinary shares received one share of common stock in Incannex Healthcare Inc. for every 100 ordinary shares held in Incannex Australia and holders of ADSs in Incannex Australia received one share of common stock of Incannex Healthcare Inc. for every 4 ADSs held in Incannex Australia.

The issued and outstanding shares of our common stock as shown in this report have been adjusted in the consolidated financial statements to reflect the 100:1 exchange ratio as if it had occurred on July 1, 2022.

Incannex Healthcare Inc. and its subsidiaries are referred to as “the Company” unless the text otherwise requires.

The Company’s fiscal year end is June 30. References to a particular “fiscal year” are to our fiscal year ended June 30 of that calendar year.

The consolidated financial statements of the Company are presented in United States dollars and consist of Incannex Healthcare Inc. and the following wholly-owned subsidiaries:

Subsidiary	Jurisdiction
Incannex Healthcare Limited	Victoria, Australia
Incannex Pty Ltd	Victoria, Australia
Psychennex Pty Ltd	Victoria, Australia
APIRx Pharmaceutical USA, LLC	Delaware
APIRx Pharmaceuticals Holding BV	IJsselstein, Netherlands
Clarion Clinics Group Pty Ltd	Victoria, Australia
Clarion Model Clinic Pty Ltd	Victoria, Australia
Psychennex Licensing and Franchising Pty Ltd	Victoria, Australia

Note 1 – Re-domiciliation and Business

Incannex Healthcare Inc. is a corporation formed under the laws of Delaware, United States in July 2023. In November 2023, Incannex Healthcare Inc. acquired all the outstanding ordinary shares of Incannex Healthcare Limited, an Australian corporation (“Incannex Australia”), pursuant to a scheme of arrangement under Australian law (the “Re-domiciliation”). As a result of the Re-domiciliation, Incannex Australia became a wholly-owned subsidiary of Incannex Healthcare Inc., which is the new ultimate parent company.

Until the Re-domiciliation, Incannex Australia’s ordinary shares were listed on the Australian Securities Exchange (“ASX”) and American Depositary Shares (“ADSs”), each representing 25 ordinary shares of Incannex Australia, traded on Nasdaq. Following completion of the Re-domiciliation, Incannex Australia’s ordinary shares were delisted from the ASX and Incannex Healthcare Inc. assumed Incannex Australia’s listing on Nasdaq.

Pursuant to the Re-domiciliation, holders of Incannex Australia’s ordinary shares received one share of common stock in Incannex Healthcare Inc. for every 100 ordinary shares held in Incannex Australia and holders of ADSs in Incannex Australia received one share of common stock of Incannex Healthcare Inc. for every 4 ADSs held in Incannex Australia.

The issued and outstanding shares of our common stock as shown in this report have been adjusted in the consolidated financial statements to reflect the 100:1 exchange ratio as if it had occurred on July 1, 2022.

Incannex Healthcare Inc. and its subsidiaries are referred to as “the Company” unless the text otherwise requires.

The Company’s fiscal year end is June 30. References to a particular “fiscal year” are to our fiscal year ended June 30 of that calendar year.

The consolidated financial statements of the Company are presented in United States dollars and consist of Incannex Healthcare Inc. and the following wholly-owned subsidiaries:

Subsidiary	Jurisdiction
Incannex Healthcare Limited	Victoria, Australia
Incannex Pty Ltd	Victoria, Australia
Psychennex Pty Ltd	Victoria, Australia
APIRx Pharmaceutical USA, LLC	Delaware, United States
APIRx Pharmaceuticals Holding BV	IJsselstein, Netherlands
Clarion Clinics Group Pty Ltd	Victoria, Australia
Clarion Model Clinic Pty Ltd	Victoria, Australia
Psychennex Licensing and Franchising Pty Ltd	Victoria, Australia